Condensed Consolidated Statements of Changes in Partners' Capital (Unaudited) - USD ($) $ in Thousands	Total	General Partner	Common Unitholders
Balance at Dec. 31, 2013	$ 706,507	$ 4,029	$ 702,478
Balance, Units at Dec. 31, 2013		1,449,681	71,034,163
Cash distribution paid	(68,047)	$ (2,383)	$ (65,664)
Proceeds from issuance of common units, net of offering costs (see note 8)	104,499		$ 104,499
Proceeds from issuance of common units, net offering costs, Units (see note 8)			6,325,000
Net proceeds from issuance of general partners units (see note 8)	2,233	$ 2,233
Net proceeds from issuance of general partners units, Units (see note 8)		129,082
Net income	48,346	$ 2,033	$ 46,313
Balance at Jun. 30, 2014	793,538	$ 5,912	$ 787,626
Balance, Units at Jun. 30, 2014		1,578,763	77,359,163
Balance at Dec. 31, 2014	749,098	$ 5,023	$ 744,075
Balance, Units at Dec. 31, 2014		1,578,763	77,359,163
Cash distribution paid	(76,193)	$ (2,668)	$ (73,525)
Proceeds from issuance of common units, net of offering costs (see note 8)	72,090		$ 72,090
Proceeds from issuance of common units, net offering costs, Units (see note 8)			5,720,547
Net proceeds from issuance of general partners units (see note 8)	1,528	$ 1,528
Net proceeds from issuance of general partners units, Units (see note 8)		116,746
Net income	22,234	$ 1,590	$ 20,644
Balance at Jun. 30, 2015	$ 768,757	$ 5,473	$ 763,284
Balance, Units at Jun. 30, 2015		1,695,509	83,079,710